Cover	Oct. 21, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2026
Entity File Number	0-18082
Entity Registrant Name	GREAT SOUTHERN BANCORP, INC.
Entity Central Index Key	0000854560
Entity Tax Identification Number	43-1524856
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1451 East Battlefield
Entity Address, City or Town	Springfield
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	65804
City Area Code	417
Local Phone Number	887-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GSBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false